Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Instrument [Line Items]
Schedule of convertible debentures
The following table provides a summary of the changes in the balance and the estimated fair value of the Convertible Debentures (in thousands):

December 31, 2024
Ending Balance as of December 31, 2023	$4,340
Repayment of Convertible Debentures	(4,375)
Change in fair value of Convertible Debentures	35

Ending Balance as of December 31, 2024	$—

Schedule of FSF Deposit
The following table provides a summary of the changes in the balance and the estimated fair value of the FSF Deposit (in thousands):

December 31, 2024
Beginning Balance as of June 11, 2024	$10,000
Change in fair value of FSF Deposit	4,690
Reclass of Deposit Warrant liability upon satisfaction of FSF Deposit	(1,690)
Repayment of FSF Deposit	(13,000)

Ending Balance as of December 31, 2024	$—

Schedule of revenue liability activity
The following table summarizes the purchased revenue liability activity during the year ended December 31, 2024 (in thousands):

December 31, 2024
Beginning Balance as of October 8, 2024	$5,900
Change in fair value of purchased revenue liability	900

Ending Balance as of December 31, 2024	$6,800

Oramed Note [Member]
Debt Instrument [Line Items]
Schedule of The Oramed Note
The following table provides a summary of the changes in the balance and the esti
m
ated fair value of the Oramed Note (in thousands):

December 31, 2024
Ending Balance as of December 31, 2023	$104,089
Repayment of Oramed Note	(64,200)
Conversion into Tranche B Notes	(25,000)
Change in fair value of Oramed Note — recorded in the consolidated statements of operations	3,589
Change in fair value of Oramed Note — due to instrument-specific credit risk recorded as a component of other comprehensive income	(6,317)

Ending Balance as of December 31, 2024	$12,161

Tranche B Notes [Member]
Debt Instrument [Line Items]
Schedule of Tranche B Notes
The following table provides a summary of the changes in the balance and the estimated fair value of the Tranche B Notes (in thousands):

December 31, 2024
Beginning Balance as of October 8, 2024	$42,740
Conversion of Tranche B notes	(9,255)
Repayment of Tranche B Notes	(3,283)
Change in fair value of Tranche B Notes	(6,641)

Ending Balance as of December 31, 2024	$23,560